Earnings per share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income Per Share
Basic and diluted net income per share for the three months ended March 31 are calculated as follows:

	Three months ended March 31,
	2026	2025
Net income attributable to common shareholders	$(1,619)	$1,474

Basic weighted average number of common shares outstanding	28,075,031	30,263,194
Stock options	269,518	329,234
DSUs	177,648	142,541
RSUs	207,989	192,246
Diluted weighted average number of common shares outstanding	28,730,186	30,927,215

Basic earnings per common share	$(0.06)	$0.05
Diluted earnings per common share	$(0.06)	$0.05